UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2019

Date of reporting period:	7/31/2018

Item 1.	Schedule of Investments

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Long-Term Investments 99.6%
Alabama 1.1%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$ 545,225
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250	10/01/48	500	550,345

Lower Alabama Gas Dist. Rev., Ser. A	5.000	09/01/46	4,500	5,392,035
Selma Indl. Dev. Brd. Rev.,
Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800	05/01/34	1,000	1,064,890
Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250	11/01/33	1,750	1,843,992
				9,396,487
Alaska 0.4%
Valdez Marine Term Rev., Exxonmobil Proj., Rfdg., FRDD (Mandatory put date 08/01/18)	1.480(cc)	12/01/29	3,300	3,300,000
Arizona 3.8%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Ser. A, Rfgd., 144A	5.375	07/01/50	1,000	1,042,800
Basis Schs. Proj., Ser. D, Rfgd., 144A	5.000	07/01/51	675	688,102
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,073,980
Paradise Schs. Projs. Parago, Rfdg., 144A	5.000	07/01/47	1,000	1,033,620
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,040,350

Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co. Proj., Ser. B, Rfdg.	7.250	04/01/40	1,500	1,551,210
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,022,830
Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000	07/01/46	1,000	1,022,230
Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,363,760

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,137,910
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	5.000	12/01/32	4,890	5,698,806
Sr. Bonds	5.000	12/01/37	9,705	11,510,130

Tempe Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,070,730
				33,256,458
California 9.4%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125	07/01/41	775	846,378

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

California (cont’d.)
California Cnty. Tob. Secur. Agcy. Rev.,
Conv., CABS	5.250%(cc)	06/01/21	2,220	$ 2,240,158
Conv., CABS	5.450(cc)	06/01/28	4,500	4,539,420
Conv., CABS, Ser. B	5.100(cc)	06/01/28	1,750	1,750,595
California Hlth. Facs. Fin. Auth. Rev.,
St. Joseph Hlth. Sys., Ser. A	5.750	07/01/39	1,770	1,838,995
Stanford Hosp., Ser. A-3, Rfdg. (Pre-refunded 11/15/21)(ee)	5.500	11/15/40	750	843,510
California Mun. Fin. Auth. Rev.,
American Heritage Ed., Ser. A, Rfdg.	5.000	06/01/46	750	807,270
River Chrt. Schs., Ser. A, 144A	5.500	06/01/48	750	767,895
Sr. Lien, Linxs APM Proj., AMT	4.000	12/31/47	1,500	1,497,375
California Poll. Ctrl. Fin. Auth. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39	2,750	2,927,952
Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	500	529,940
California St.,
GO, Var. Purp.	5.500	11/01/39	1,000	1,047,180
GO, Var. Purp.	6.000	11/01/39	1,500	1,581,135
GO, Var. Purp., Unrefunded	6.000	04/01/38	2,265	2,330,345

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000	12/01/31	1,000	1,097,190
California St. Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/45	750	800,018
Alliance Clg.-Ready Pub. Schs., Ser. A, Rfdg., 144A	5.000	07/01/51	1,000	1,059,850
Kipp LA Proj., Ser. A, 144A	5.000	07/01/45	650	703,586
Kipp LA Proj., Ser. A, 144A	5.000	07/01/47	620	682,688
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Ser. A, Rfdg., 144A	5.250	11/01/44	750	794,520
Cottage Hlth. Oblig. Grp., Rfdg.	5.000	11/01/40	2,000	2,105,840
Front Porch Cmntys. & Svcs., Ser. A, Rfdg.	4.000	04/01/42	820	831,980
Loma Linda Univ. Med. Ctr., Ser. A	5.250	12/01/44	1,000	1,071,550
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000	12/01/46	5,000	5,284,800
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/56	3,500	3,752,525
Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250	11/15/41	500	531,030

Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000	09/01/34	500	541,315
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS	6.100(t)	06/01/47	10,000	1,766,600
Asset Bkd., Ser. A-1	5.125	06/01/47	2,620	2,629,825
Asset Bkd., Sr., Ser. A-2, CABS	5.300(cc)	06/01/37	5,000	5,221,200
Ser. A-1, Rfdg.	5.000	06/01/47	2,500	2,566,375
Ser. A-1, Rfdg.	5.250	06/01/47	500	519,805

Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000	09/01/44	1,000	1,085,440

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

California (cont’d.)

Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B	6.000%	09/02/27	1,000	$ 1,082,480
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000	11/15/35	3,510	4,244,467
Ser. A	5.500	11/15/37	685	880,424
M-S-R Energy Auth. Calif. Rev.,
Ser. A	6.500	11/01/39	2,060	2,907,216
Ser. A	7.000	11/01/34	1,650	2,335,426

Palomar Pomerado Healthcare Dist. Calif., COP (Pre-refunded 11/01/20)(ee)	6.000	11/01/41	1,800	1,979,118
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125	05/01/31	1,000	1,073,650
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250	11/01/45	1,000	1,154,680
Riverside Cnty. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E (Pre-refunded 10/01/20)(ee)	6.500	10/01/40	2,000	2,213,440
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	1,000	1,112,670
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	578,990

San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000	05/01/25	1,000	1,076,160
Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Vlg. of Sendero	5.625	09/01/36	675	733,516
South Bayside Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000	09/01/36	500	522,585
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A-1	4.750	06/01/23	3,265	3,282,566
				81,771,673
Colorado 2.9%
City & Cnty. of Denver Rev., United Airlines Inc. Proj., AMT, Rfdg.	5.000	10/01/32	500	535,860
Colorado Bridge Enterprise Rev., Central 70 Proj., AMT	4.000	06/30/51	1,500	1,481,010
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,046,330
Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	887,761
Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375	07/01/44	1,350	1,384,600
Windsor Chrt. Sch., Rfdg., 144A	5.000	09/01/46	1,390	1,391,126

Colorado High Performance Transn. Enterprise Rev., C-470 Express Lanes	5.000	12/31/56	1,000	1,079,520

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Colorado (cont’d.)
Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sys./Sunbelt, Ser. A	4.000%	11/15/48	1,500	$ 1,529,175
Christian Living Cmntys. Proj., Rfdg.	5.000	01/01/37	1,250	1,309,038
Christian Living Cmntys. Proj., Rfdg.	5.250	01/01/37	550	567,639
Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,351,925
Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,517,600

Denver Convention Ctr. Htl. Auth. Rev., Sr. Bonds, Rfdg.	5.000	12/01/40	650	705,705
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,068,430
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,668,900
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,031,320
Pub. Auth. Energy Nat. Gas Pur. Rev.,	6.500	11/15/38	4,045	5,565,475
				25,121,414
Connecticut 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,338,350
Harbor Point Infrastructure Impt. Dist. Tax Alloc.,
Harbor Point Proj. Rfdg., 144A	5.000	04/01/39	2,000	2,129,980
Harbor Point Proj., Ser. A (Pre-refunded 04/01/20)(ee)	7.875	04/01/39	2,000	2,199,960
				5,668,290
Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira Chrt. Sch., Ser. A	5.000	06/01/46	1,000	1,001,860
Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	534,930

Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000	07/01/32	1,375	1,464,141
				3,000,931
District of Columbia 1.3%
Dist. of Columbia, Rev.,
Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,683,225
Gallaudet Univ.	5.500	04/01/34	400	432,444
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/43	850	1,006,171
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/48	725	858,204
Kipp DC Iss., Ser. A, Rfdg.	5.000	07/01/48	1,250	1,366,712

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

District of Columbia (cont’d.)
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Dulles Toll Rd., Ser. A, Rfdg.	5.000%	10/01/53	2,500	$ 2,643,650
Ser. A, AMT	5.250	10/01/27	1,500	1,509,135
				11,499,541
Florida 8.4%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125	05/01/43	2,695	2,720,198
Broward Cnty. Sys. Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,664,070
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350	07/01/29	1,915	1,979,248
Celebration Pointe CDD 1 Spl. Assmt., Alachua Cnty., 144A	5.000	05/01/48	1,000	1,040,160
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,107,730
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,111,140
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/48	1,000	1,105,630
Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	553,720
Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,129,150
Florida Dev. Fin. Corp. Edl. Facs. Rev.,
Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,132,220
Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,812,072

Florida Dev. Fin. Corp. Rev., Brightline Psngr. Rail, AMT, 144A, (Mandatory put date 01/01/28)	5.625	01/01/47	2,000	2,075,920
Florida Higher Edl. Facs. Fin. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/47	2,500	2,689,400
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev.,
Priority, Sub-Ser. A, AMT	4.000	10/01/52	3,350	3,367,755
Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/26	500	535,720
Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/36	4,700	4,944,447

Indigo Cmnty. Dev. Dist. Spl. Assmt., (d)^	5.750	05/01/36	820	483,800
Jacksonville Econ. Dev. Rev., Gerdau Ameristeel U.S., Inc., AMT	5.300	05/01/37	3,000	3,001,080
Lakewood Ranch Stewardship Dist., Spl. Assmt.,
Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,004,780
Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	515,800
Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,057,430
Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	255,825

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Florida (cont’d.)
Lakewood Ranch Stewardship Dist., Spl. Assmt., (cont’d.)
Vlg. Lakewood Ranch S. Proj.	5.125%	05/01/46	1,500	$ 1,553,700
Martin Cnty. Indl. Dev. Auth. Rev.,
Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950	12/15/21	1,750	1,784,440
Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200	12/15/25	1,000	1,016,340

Miami-Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Childrens Hosp., Rfdg.	4.000	08/01/47	1,500	1,503,375
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,082,208
North Sumter Cnty. Util. Dependent Dist.,
Solid Wste. Rev.	5.000	10/01/42	2,000	2,118,400
Util. Rev.	5.750	10/01/43	1,500	1,617,495
Palm Beach Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	543,120
Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,149,150

Sarasota Cnty. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625	07/01/39	1,000	1,034,590
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp., Rfdg.	5.250	10/01/34	1,250	1,313,388
South Lake Hosp., Ser. A	6.250	04/01/39	1,910	1,956,146

South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,122,740
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A, Rfdg. (Pre-refunded 08/01/20)(ee)	6.000	08/01/45	1,000	1,083,060
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A, Rfdg. (Pre-refunded 11/15/19)(ee)	6.500	11/15/39	1,500	1,592,550
Tallahassee Hlth. Facs. Mem. Rev., Ser. A	5.000	12/01/55	1,000	1,063,590
Village CDD No. 7. Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,930	1,965,358
Village CDD No. 8. Fla. Spl. Assmt., Phase II, Rfdg.	6.125	05/01/39	2,115	2,251,544
Village CDD No. 9. Fla. Spl. Assmt.,
	7.000	05/01/41	760	861,490
Rfdg.	5.500	05/01/42	2,095	2,253,026
Village CDD No.10. Fla. Spl. Assmt.,
	5.125	05/01/43	1,070	1,177,086

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Florida (cont’d.)
Village CDD No.10. Fla. Spl. Assmt., (cont’d.)
	6.000%	05/01/44	900	$ 1,037,088

Village CDD No.11. Fla. Spl. Assmt.,	4.500	05/01/45	1,425	1,471,013
Village CDD No.12. Fla. Spl. Assmt., 144A	4.250	05/01/43	2,900	2,942,659
				72,780,851
Georgia 0.9%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	532,120
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Ser. D, Rfdg.	4.125	11/01/45	2,000	1,988,540
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	2,000	2,215,720
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150	02/01/20	750	783,705
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,610,640
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., AMT, Rfdg., 144A	4.000	01/01/38	1,000	1,007,000
				8,137,725
Guam 0.2%
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/35	500	538,205
Port Auth. of Guam Rev., Ser. A	5.000	07/01/48	1,000	1,094,960
				1,633,165
Hawaii 0.8%
Hawaii Pac. Hlth. Rev.,
Spl. Purp., Ser. A, Rfdg. (Pre-refunded 07/01/20)(ee)	5.500	07/01/40	1,000	1,072,420
Spl. Purp., Ser. B (Pre-refunded 07/01/20)(ee)	5.750	07/01/40	500	538,555
Hawaii St. Dept. Budget & Fin.,
Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Pre-refunded 11/15/19)(ee)	9.000	11/15/44	1,000	1,093,380
Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500	07/01/43	2,500	2,782,300
Spl. Purp. Rev., Hawaiian Elec. Co.	6.500	07/01/39	1,000	1,039,320
				6,525,975

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Idaho 0.2%
Idaho Hlth. Facs. Auth. Rev.,
St. Luke’s Hlth. Sys. Proj., Ser. A	6.750%	11/01/37	1,000	$ 1,012,640
St. Luke’s Hlth. Sys. Proj., Ser. A, Rfdg.	4.000	03/01/38	1,000	1,000,800
				2,013,440
Illinois 11.9%
Chicago Brd. of Edu.,
GO, Ser. A	5.500	12/01/39	535	549,509
GO, Ser. A, 144A	7.000	12/01/46	1,500	1,791,885
GO, Ser. A, Rfdg.	5.000	12/01/35	500	516,685
GO, Ser. A., Rfdg.	7.000	12/01/44	3,190	3,706,812
GO, Ser. H	5.000	12/01/46	1,000	1,022,390
Spl. Tax	6.000	04/01/46	1,500	1,751,835
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Ser. D, AMT	5.000	01/01/52	1,000	1,083,450
Gen., Third Lien, Ser. C (Pre-refunded 01/01/21)(ee)	6.500	01/01/41	1,000	1,110,010
Gen., Third Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,635,840
Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,051,100
Sr. Lien, Ser. G, AMT	5.000	01/01/52	1,000	1,083,450
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,091,410

Chicago Transit Auth. Rev., Second Lien	5.000	12/01/46	5,000	5,369,350
Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,601,894
Chicago, IL,
GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	794,363
GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	5,790	6,175,614
GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,206,730
GO, Ser. A	5.500	01/01/39	1,865	1,983,838
GO, Ser. A, Rfdg.	5.000	01/01/34	3,600	3,732,732
GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	2,816,075
GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,070,200
GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,621,325
Illinois Fin. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,000	1,037,580
Impt., Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,030,770
NorthWestern Mem. Hlth., Ser. A, Rfdg.	4.000	07/15/47	1,500	1,524,810
Presence Health Netw., Ser. C, Rfdg.	4.000	02/15/41	6,000	6,161,640
Provena Hlth., Ser. A (Pre-refunded 08/15/19)(ee)	7.750	08/15/34	10	10,629
Swedish Covenant, Ser. A, Rfdg. (Pre-refunded 02/15/20)(ee)	6.000	08/15/38	1,500	1,594,305
Illinois St.,
GO	4.000	06/01/36	3,000	2,810,280

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Illinois (cont’d.)
Illinois St., (cont’d.)
GO	5.000%	04/01/31	2,000	$ 2,098,300
GO	5.000	01/01/32	1,335	1,403,259
GO	5.000	05/01/33	950	991,838
GO	5.000	03/01/36	1,800	1,845,540
GO	5.000	05/01/36	2,000	2,075,640
GO	5.000	02/01/39	2,215	2,288,006
GO	5.000	05/01/39	1,000	1,034,730
GO	5.250	07/01/31	1,000	1,053,860
GO, Rfdg.	5.000	08/01/25	1,000	1,049,410
GO, Ser. A	5.000	01/01/33	2,000	2,056,080
GO, Ser. A	5.000	01/01/34	1,600	1,642,816
GO, Ser. A	5.000	12/01/35	2,000	2,114,440
GO, Ser. A	5.000	12/01/42	2,500	2,619,475
GO, Ser. D	5.000	11/01/26	2,500	2,697,700
GO, Ser. D	5.000	11/01/27	2,500	2,705,575

Metropolitan Pier & Exposition Auth. Rev., McCormick Place Expnsn. Proj.	5.000	06/15/57	1,000	1,064,580
Railsplitter Tob. Settlement Auth. Rev., (Pre-refunded 06/01/21)(ee)	6.000	06/01/28	2,250	2,507,603
Regl. Transn. Auth. Rev.,
Ser. A	4.000	06/01/38	4,015	4,137,417
Ser. A	4.000	06/01/39	3,015	3,102,767

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,519,905
				102,945,452
Indiana 0.7%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000	10/01/39	1,000	1,010,300
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwks Proj., Ser. A	5.750	01/01/38	815	828,399
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	800	888,320
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,759,245

Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,761,315
				6,247,579
Iowa 0.8%
Ames Hosp. Rev., Mary Greeley Med. Ctr. (Pre-refunded 06/15/20)(ee)	5.250	06/15/36	1,000	1,063,690

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Iowa (cont’d.)
Iowa St. Fin. Auth. Rev.,
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000%	12/01/19	420	$ 431,080
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.500	12/01/22	5,600	5,645,864
				7,140,634
Kansas 0.2%
Kansas St. Dev. Fin. Auth. Rev.,
Adventist Hlth. Sys./Sunbelt, Ser. C, Rfdg. (Pre-refunded 11/15/19)(ee)	5.750	11/15/38	20	21,004
Adventist Hlth. Sys./Sunbelt, Ser. C, Rfdg. (Pre-refunded 11/15/19)(ee)	5.750	11/15/38	980	1,031,803

Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj., 144A	4.500	06/01/40	1,000	1,011,730
				2,064,537
Kentucky 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000	08/15/46	2,000	2,164,580
Owen Cnty. Wtrwks. Sys. Rev.,
Amern. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	518,370
Amern. Wtr. Co. Proj., Ser. B	5.625	09/01/39	500	519,930
				3,202,880
Louisiana 0.8%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev.,
Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,091,430
Woman’s Hosp. Fndtn., Ser. A (Pre-refunded 10/01/20)(ee)	6.000	10/01/44	2,000	2,179,220
Louisiana Pub. Facs. Auth. Rev.,
Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,087,340
Provident Group-Flagship Pptys., Rfdg.	5.000	07/01/57	1,000	1,072,780
New Orleans Sewerage Serv. Rev.,
	5.000	06/01/45	500	548,055
Rfdg.	5.000	06/01/44	1,000	1,096,120
				7,074,945
Maine 1.0%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev.,
E. Maine Healthcare, Ser. A	4.000	07/01/46	3,000	2,785,350

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Maine (cont’d.)
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., (cont’d.)
Maine General Med. Ctr.	7.500%	07/01/32	2,000	$ 2,217,360
Maine Healthcare, Ser. A	4.000	07/01/48	4,000	4,019,440
				9,022,150
Maryland 1.5%
Frederick Cnty. Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B, 144A	7.125	07/01/43	1,990	2,140,742
Frederick Cnty. Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,395	4,589,435
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,457,431
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev.,
Potomac Elect. Pwr. Co., Rfdg.	6.200	09/01/22	1,000	1,026,110
Transn. Facs. Proj., Ser. A, Rfdg.	5.000	06/01/35	1,000	1,115,880
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Charlestown Cmnty., Rfdg. (Pre-refunded 01/01/21)(ee)	6.250	01/01/41	1,500	1,652,460
Lifebridge Hlth. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	600	667,776
				12,649,834
Massachusetts 1.0%
Massachusetts St. Dev. Fin. Agcy. Rev.,
SABIS Intl. Chrt. Sch., Rfdg.	5.000	04/15/40	1,250	1,325,050
Tufts Med. Ctr., Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	1,200	1,351,656
Tufts Med. Ctr., Ser. I, Unrefunded, Rfdg.	7.250	01/01/32	800	894,048
UMass Mem. Healthcare, Rfdg.	5.000	07/01/38	2,130	2,331,796

Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	3,000	3,007,200
				8,909,750
Michigan 1.5%
Michigan Fin. Auth. Rev.,
Henry Ford Hlth., Rfdg.	4.000	11/15/46	4,375	4,367,431
Sr. Lien, Detroit Wtr. & Swr.	5.000	07/01/35	500	546,010
Sr. Lien, Detroit Wtr. & Swr., Ser. C-1	5.000	07/01/44	1,000	1,075,610

Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375	10/15/41	750	824,205
Michigan St. Strategic Fund Rev., Var. Detroit Ed., Rmkt., Rfdg.	5.625	07/01/20	1,000	1,066,350
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500	12/01/20	1,500	1,531,830

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Michigan (cont’d.)

Summit Academy Rev., Rfdg.	6.250%	11/01/25	1,750	$ 1,752,240
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000	12/01/28	1,500	1,646,490
				12,810,166
Minnesota 0.5%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000	07/01/44	1,250	1,284,050
St. Cloud Rev., Centracare Hlth., Ser. A, Rfdg.	4.000	05/01/37	1,250	1,298,925
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000	11/15/44	1,000	1,175,740
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500	10/01/37	1,000	943,460
				4,702,175
Mississippi 2.0%
Mississippi St. Bus. Fin. Corp. Rev.,
Chevron USA, Inc., Ser. F, FRDD (Mandatory put date 08/01/18)	1.480(cc)	11/01/35	6,300	6,300,000
Chevron USA, Inc., Ser. G, FRDD (Mandatory put date 08/01/18)	1.520(cc)	11/01/35	10,200	10,200,000

Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj. Rev., Ser. A	6.500	09/01/32	1,000	1,003,840
				17,503,840
Missouri 2.2%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000	02/15/35	1,000	1,071,760
Lees Summit, Tax Alloc., Rfdg. & Impt., Summit Fair Proj., 144A	4.875	11/01/37	2,000	1,938,320
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875	11/01/39	1,500	1,510,500
Missouri St. Hlth. & Ed. Facs. Auth. Rev.,
BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	2,048,692
Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,069,920
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,236,120
St. Louis Clg. Pharmacy, Ser. B	5.000	05/01/45	1,500	1,580,430
St. Luke’s Hlth. Sys. Proj., Ser. A, Rfdg.	4.000	11/15/48	1,500	1,509,600

Poplar Bluff Regl. Transn. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,150,190

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Missouri (cont’d.)
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. Sunset Hills, Ser. A	5.875%	09/01/43	1,000	$ 1,127,980
St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	1,049,420
				19,292,932
Nebraska 0.1%
Central Plains Energy Proj. Rev., Proj. #3, Ser. A, Rfdg.	5.000	09/01/42	1,000	1,186,440
Nevada 0.5%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,330	1,376,696
Nevada St. Dept. of Bus. & Ind. Rev.,
Somerset Acad., Ser. A, 144A	5.000	12/15/48	500	511,100
Somerset Acad., Ser. A, 144A	5.125	12/15/45	1,000	1,031,810

Reno Rev., First Lien, Retrac-Reno Trans. Rail Access Proj., Ser. A, Rfdg., AGM	4.000	06/01/58	1,105	1,113,343
				4,032,949
New Jersey 7.9%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., AMT, Rfdg.	5.750	09/15/27	1,530	1,688,095
Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250	09/15/29	5,000	5,434,300
Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875	09/15/19	1,535	1,562,922
Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125	09/15/23	5,000	5,414,550
Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,573,139
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,519,631
N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,071,490
Port Newark Container, AMT, Rfdg.	5.000	10/01/47	2,500	2,680,175
Ser. AAA	5.000	06/15/41	2,000	2,152,760
Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,714,785
Ser. DDD	5.000	06/15/42	1,000	1,079,430
Ser. WW	5.250	06/15/40	1,250	1,350,000
St. Gov’t. Bldgs. Proj., Ser. C	5.000	06/15/47	2,000	2,154,920
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,864,577
Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,551,030
Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,139,116
United Airlines, Inc. Proj., Rmkt., AMT	5.500	06/01/33	2,000	2,210,100

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

New Jersey (cont’d.)
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp. (Pre-refunded 07/01/21)(ee)	6.000%	07/01/41	500	$ 559,495
AHS Hosp. Corp., Rfdg.	4.000	07/01/41	1,500	1,534,425
Barnabas Hlth., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.625	07/01/37	1,000	1,106,890
Hackensack Meridian Hlth., Rfgd.	4.000	07/01/52	1,000	1,016,490
Inspira Hlth. Obligated Grp.	4.000	07/01/47	750	755,018
RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000	07/01/43	1,500	1,675,185
St. Joseph’s Healthcare Sys. Oblig., Rfdg.	4.000	07/01/48	1,500	1,446,645
University Hosp., Ser. A, AGM, Rfdg.	5.000	07/01/46	1,500	1,644,780
Virtua Hlth.	5.750	07/01/33	2,000	2,076,640
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Fed. Hwy. Reimbursement Nts., Ser. A1	5.000	06/15/28	1,250	1,398,925
Trans. Sys., Ser. A	5.875	12/15/38	2,000	2,025,460
Trans. Sys., Ser. AA	5.000	06/15/45	1,200	1,272,876
Trans. Sys., Ser. AA	5.250	06/15/41	1,000	1,079,370

New Jersey Turnpike Auth. Rev., Ser. G, Rfdg.	4.000	01/01/43	1,500	1,560,900
South Jersey Port Corp. Rev., Sub-Marine Term, Ser. B, AMT	5.000	01/01/48	500	540,515
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000	11/01/39	750	813,037
Tob. Settlement Fing. Corp. Rev., Sub., Ser. B, Rfdg.	5.000	06/01/46	10,000	10,713,200
				68,380,871
New York 4.1%
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000	01/01/35	1,000	1,073,000
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS	6.910(t)	06/01/47	5,000	705,300
Asset Bkd., 2nd Sub., Ser. C, CABS	7.440(t)	06/01/50	4,000	391,040
Glen Cove Loc. Econ. Asst. Corp. Rev.,
Garvies Pt. Impt. Proj., Ser. A	5.000	01/01/56	2,105	2,183,937
Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000(cc)	01/01/55	1,000	838,840
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,948,188
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000	11/15/44	5,000	5,275,200
New York St. Dorm. Auth. Rev.,
Orange Regl. Med. Ctr., Rfdg., 144A	5.000	12/01/37	200	219,898
Orange Regl. Med. Ctr., Rfdg., 144A	5.000	12/01/45	1,000	1,079,660

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

New York (cont’d.)
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	4.000%	01/01/36	1,000	$ 1,014,090
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/34	1,000	1,114,300
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/36	500	555,460
Laguardia Arpt., Term. B Redev., AMT	4.000	07/01/41	3,000	3,006,180
Laguardia Arpt., Term. B Redev., AMT	4.000	07/01/46	2,140	2,136,362
Laguardia Arpt., Term. B Redev., AMT	5.250	01/01/50	7,250	7,849,792

Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Pre-refunded 07/01/22)(ee)	5.000	07/01/42	1,000	1,115,980
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Int’l. Air Term.	5.000	12/01/20	500	520,070
JFK Int’l. Air Term.	6.000	12/01/42	2,500	2,726,525

TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000	06/01/41	2,000	2,158,260
				35,912,082
North Carolina 0.4%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000	01/01/39	750	779,310
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	1,052,420
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/51	1,250	1,356,100
				3,187,830
North Dakota 0.1%
Burleigh Cnty. Rev, St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000	07/01/35	750	814,703
Ohio 4.7%
Buckeye Tob. Settlement Fin. Auth. Rev.,
Asset Bkd. Sr. Turbo, Ser. A-2	5.125	06/01/24	4,895	4,881,588
Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,865	2,865,029
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	7,100	7,135,429
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/47	8,655	8,729,433
Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	5,675	5,845,136
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/57	1,000	1,048,100

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Ohio (cont’d.)
Cuyahoga Cnty. Hosp. Rev., (cont’d.)
Metro Hlth. Sys., Rfdg.	5.500%	02/15/57	1,000	$ 1,085,710

Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,035,200
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,351,075
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg. (Pre-refunded 06/01/21)(ee)	6.250	12/01/34	600	671,928
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.000	11/15/41	750	848,512
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500	11/15/37	875	1,003,809

Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,304,868
Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	1,033,440
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,088,780
				40,928,037
Oklahoma 1.6%
Oklahoma St. Dev., Fin. Auth. Rev.,
OU Medicine Proj., Ser. B	5.500	08/15/52	2,250	2,566,665
OU Medicine Proj., Ser. B	5.500	08/15/57	4,350	4,942,774
St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000	02/15/42	1,500	1,655,580
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,099,940
Montereau, Inc. Proj., Ser A, Rfdg. (Pre-refunded 05/01/20)(ee)	7.125	11/01/30	1,000	1,090,970
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev.,
American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000	06/01/35	1,250	1,340,988
American Airlines, Ser. A, AMT, Rfdg.	5.500	06/01/35	1,000	1,070,220
				13,767,137

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Oregon 0.3%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400%	10/01/44	1,000	$ 1,066,190
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,080,860
				2,147,050
Pennsylvania 6.1%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375	12/01/41	2,700	2,956,446
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,056,900
Comnwlth. Fing. Auth. Rev., Tobacco Master Stlmnt. Pymt.	5.000	06/01/35	1,000	1,115,000
Cumberland Cnty. Mun. Auth., Rev.,
Asbury PA Oblig. Grp., Rfdg.	5.250	01/01/41	1,000	1,027,590
Asbury PA Oblig. Grp., Rfdg.	6.125	01/01/45	2,000	2,071,180

DuBois Hosp. Auth. Rev., Penn Highlands Healthcare, Rfdg.	4.000	07/15/48	3,000	2,989,560
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000	07/01/46	1,000	1,051,630
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,544,337
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,112,020
Pennsylvania Comnwlth., Ser. A, COP, Rfdg.	4.000	07/01/46	1,500	1,499,955
Pennsylvania Econ. Dev. Fin. Auth. Rev.,
Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250	01/01/32	750	783,683
US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	531,366
Pennsylvania Tpk. Commn. Rev.,
Ser. A-1	5.000	12/01/41	5,170	5,738,028
Ser. A-1	5.000	12/01/46	3,950	4,369,648
Sub., Ser. A	5.500	12/01/42	1,500	1,713,915
Sub., Ser. A	5.500	12/01/46	1,740	1,982,747
Sub., Ser. A-1	5.000	12/01/46	2,000	2,168,180
Sub., Ser. B-1	5.250	06/01/47	2,000	2,236,400
Philadelphia Auth. for Indl. Dev. Rev.,
First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,266,480
Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	3,000	3,122,220
Mariana Bracetti Academy	7.625	12/15/41	2,000	2,230,300
New Fndtn. Chrt. Sch. Proj.	6.625	12/15/41	1,000	1,100,100

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625	07/01/42	6,750	7,288,110
				52,955,795

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Puerto Rico 0.8%
Puerto Rico Comnwlth., GO, Ser. A, Rfdg.(d)	8.000%	07/01/35	3,200	$ 1,280,000
Puerto Rico Comnwlth. Adequate & Swr. Auth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750	07/01/37	1,350	1,134,000
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000	07/01/47	1,125	945,000
Puerto Rico Elec. Pwr. Auth. Rev.,
Ser. A(d)	6.750	07/01/36	2,000	1,230,000
Ser. XX(d)	5.250	07/01/40	2,000	1,220,000

Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS(d)	19.420(t)	08/01/33	5,000	665,600
				6,474,600
Rhode Island 0.1%
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/40	760	808,260
South Carolina 0.7%
South Carolina Prt. Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,512,600
AMT	4.000	07/01/55	2,000	1,984,660

South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250	12/01/55	2,500	2,703,325
				6,200,585
South Dakota 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000	07/01/42	1,655	1,758,553
Tennessee 1.2%
Bristol Indl. Dev. Brd. Sales Tax Rev., Ser. A, 144A	5.125	12/01/42	4,000	3,856,040
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250	01/01/45	2,000	2,136,020
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, Rfdg. (Pre-refunded 07/01/20)(ee)	6.000	07/01/38	1,000	1,080,820
Memphis-Shelby Cnty. Indl. Dev. Brd. Tax Alloc., Sr. Tax Incr.-Graceland, Ser. A, Rfdg.	5.625	01/01/46	500	532,595
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000	07/01/37	850	892,109

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Tennessee (cont’d.)
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%	12/01/42	1,100	$ 1,135,563
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,087,420
				10,720,567
Texas 9.3%
Arlington Higher Ed. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625	08/15/46	1,050	1,052,488
Austin Convention Enterprises, Inc.,
Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/32	1,000	1,101,580
Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/34	1,050	1,145,508

Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,332,650
Board of Managers Jt., Guadalupe Cnty., City of Seguin Hosp. Rev., Rfdg.	5.000	12/01/45	500	506,395
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(d)^	5.400	05/01/29	2,000	—
TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.(d)^	8.250	10/01/30	3,000	—
TXU Energy Co. LLC Proj., Ser. D, Rfdg.(d)^	5.400	10/01/29	1,000	—

Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125	04/01/45	2,050	2,165,128
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien (Pre-refunded 01/01/21)(ee)	6.000	01/01/41	2,000	2,191,540
Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,086,260
Sub., Rfdg.	4.000	01/01/41	1,000	983,960
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,052,530
Idea Pub. Sch. (Pre-refunded 08/15/21)(ee)	5.750	08/15/41	1,000	1,108,680
Idea Pub. Sch.	6.000	08/15/43	1,000	1,112,550
Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000	02/15/38	2,000	2,004,140
Uplift Ed., Ser. A (Pre-refunded 12/01/20)(ee)	6.125	12/01/40	3,000	3,291,840

Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250	09/01/44	1,370	1,465,393
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,185,820
Gulf Coast Wste. Disp. Auth. Rev., Exxon Proj., Rfdg., FRDD (Mandatory put date 08/01/18)	1.480(cc)	10/01/24	1,550	1,550,000
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000	12/01/45	2,775	2,798,005

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Texas (cont’d.)
Houston Arpt. Sys. Rev.,
Ser. B-1, AMT	5.000%	07/15/35	2,000	$ 2,145,400
Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625	07/15/38	1,500	1,638,750
Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/32	1,000	1,084,470
Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/25	250	269,060
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,299,600
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	465	522,627
Cosmos Fndtn., Inc., Ser. A, (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	535	601,303

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,224,220
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000	06/01/30	1,000	1,027,410
AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,849,338
Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt., Rfdg.	6.300	11/01/29	1,000	1,058,080
New Hope Cultural Ed. Facs. Corp. Rev.,
CHF Collegiate Housing, Tarleton St. Proj., Ser. A	5.000	04/01/47	1,000	1,071,230
Jubilee Academic Ctr., Ser. A, 144A	5.125	08/15/47	1,000	1,007,940
Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000	08/15/46	2,000	2,009,460
MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,194,976
Westminster Manor Proj., Rfdg.	4.000	11/01/36	1,475	1,473,023
North Tex. Twy. Auth. Rev.,
First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000	01/01/38	2,000	2,199,020
First Tier, Sys., Ser. A, Rfdg.	6.250	01/01/39	195	198,541
Ser. A, Rfdg.	4.000	01/01/38	2,000	2,045,400
Pharr Higher Ed. Fin. Auth. Rev.,
Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500	08/15/39	825	866,366
Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500	08/15/39	175	183,682

Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000	08/15/46	1,000	998,480
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(d)^	6.150	08/01/22	1,000	—
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/20)(ee)	6.700	08/15/40	1,000	1,097,520
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,146,255
Hlth. Resources Sys. Oblig., Ser. A, Rfdg.	4.000	02/15/47	2,000	2,044,160
Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000	10/01/44	1,000	1,063,080

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Texas (cont’d.)
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev.,
Corp. I, Sr. Lien, Ser. A	5.250%	12/15/26	4,100	$ 4,778,181
Corp. I, Sr. Lien, Ser. B, 3 Month LIBOR + 0.700%	2.268(c)	12/15/26	1,500	1,481,445
Texas Priv. Activity Surface Transn. Corp. Rev.,
Sr. Lien, Blueridge Transn., AMT	5.000	12/31/50	1,930	2,074,480
Sr. Lien, LBJ Infrastructure	7.000	06/30/40	4,670	5,059,665
Sr. Lien, NTE Mobility Partners	6.875	12/31/39	2,000	2,123,340
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750	06/30/43	500	582,350
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000	12/31/38	1,500	1,771,440

Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Pre-refunded 02/15/20)(ee)	6.200	02/15/40	1,000	1,065,890
				80,390,649
Utah 0.3%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000	07/01/47	1,100	1,226,269
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000	04/15/45	1,000	1,033,860
				2,260,129
Vermont 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400	05/01/33	1,100	1,163,624
Virginia 2.3%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	0.000(cc)	07/15/40	1,000	858,950
Fairfax Cnty. Indl. Dev. Auth. Rev., Inova Hlth. Sys., Ser. A, Rfdg.	4.000	05/15/48	1,000	1,021,100
Front Royal & Warren Cnty. Indl. Dev. Auth. Rev., VLY Hlth. Sys.	4.000	01/01/50	2,000	2,014,000
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875	03/01/36	1,250	1,353,500
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Ser. B, Rfdg.	4.000	11/01/48	2,000	2,052,420
Virginia Small Business Fin. Auth. Rev., Transform 66 P3 Proj., AMT	5.000	12/31/56	2,000	2,183,080
Virginia Small Business Fin. Auth. Rev., Sr. Lien,
Elizabeth River Crossings OpCo LLC Proj., AMT	5.250	01/01/32	2,055	2,213,461
Elizabeth River Crossings OpCo LLC Proj., AMT	5.500	01/01/42	3,000	3,249,330
Express Lanes LLC Proj., AMT	5.000	01/01/40	4,780	5,046,533
				19,992,374

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Washington 1.8%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%	04/01/30	1,000	$ 1,085,500
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	5.750	12/01/35	625	657,606
Skagit Valley Hosp., Ser. A, Rfdg.	5.000	12/01/37	3,000	3,180,990

Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250	06/01/32	1,160	1,241,351
Washington St. Healthcare Facs. Auth. Rev.,
Kadlec Regl. Med. Ctr., Rdfg. (Pre-refunded 12/01/21)(ee)	5.000	12/01/42	1,000	1,099,220
Overlake Hosp. Med. Ctr.	4.000	07/01/42	2,500	2,521,425
Overlake Hosp. Med. Ctr., Rdfg.	5.000	07/01/38	1,100	1,195,381
Overlake Hosp. Med. Ctr., Rdfg. (Pre-refunded 07/01/20)(ee)	5.500	07/01/30	1,115	1,194,656
Virginia Mason Med. Ctr., Rfdg.	4.000	08/15/42	1,000	999,960

Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375	01/01/44	2,000	2,308,740
				15,484,829
West Virginia 0.3%
Monongalia Cnty. Com. Special District, Rev., Univ. Town Ctr., Ser. A, Rfdg., 144A	5.750	06/01/43	500	520,670
West Virginia Hosp. Fin. Auth. Rev., Impt. West Virginia Univ. Hlth. Sys. Oblg. Grp., Ser. A	4.000	06/01/51	2,000	1,986,880
				2,507,550
Wisconsin 1.7%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Ser. A, 144A	5.125	06/01/48	1,000	1,022,250
Celanese Proj., Ser. C, AMT, Rfdg.	4.300	11/01/30	3,000	3,105,810
Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125	02/01/46	1,000	966,390
Corvian Cmnty. Sch., Ser. A, 144A	5.125	06/15/47	2,000	2,010,440
Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,034,060
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,583,265
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,076,730
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance Sr. Credit Grp., Ser. B-1, Rmkt., Rfdg.	4.000	11/15/43	1,500	1,524,255
Children’s Hosp. of Wisconsin, Rfdg.	4.000	08/15/47	2,000	2,031,860
				14,355,060

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	$ 518,180

TOTAL INVESTMENTS 99.6% (cost $829,085,417)				863,620,678
Other assets in excess of liabilities 0.4%				3,412,006

Net Assets 100.0%				$867,032,684

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
FRDD—Financial Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $483,800 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at July 31, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$ 9,396,487	$ —
Alaska	—	3,300,000	—
Arizona	—	33,256,458	—
California	—	81,771,673	—
Colorado	—	25,121,414	—
Connecticut	—	5,668,290	—
Delaware	—	3,000,931	—
District of Columbia	—	11,499,541	—
Florida	—	72,297,051	483,800
Georgia	—	8,137,725	—
Guam	—	1,633,165	—
Hawaii	—	6,525,975	—
Idaho	—	2,013,440	—
Illinois	—	102,945,452	—
Indiana	—	6,247,579	—
Iowa	—	7,140,634	—
Kansas	—	2,064,537	—
Kentucky	—	3,202,880	—
Louisiana	—	7,074,945	—
Maine	—	9,022,150	—
Maryland	—	12,649,834	—
Massachusetts	—	8,909,750	—
Michigan	—	12,810,166	—
Minnesota	—	4,702,175	—
Mississippi	—	17,503,840	—
Missouri	—	19,292,932	—
Nebraska	—	1,186,440	—
Nevada	—	4,032,949	—
New Jersey	—	68,380,871	—
New York	—	35,912,082	—
North Carolina	—	3,187,830	—
North Dakota	—	814,703	—
Ohio	—	40,928,037	—
Oklahoma	—	13,767,137	—
Oregon	—	2,147,050	—
Pennsylvania	—	52,955,795	—
Puerto Rico	—	6,474,600	—
Rhode Island	—	808,260	—
South Carolina	—	6,200,585	—
South Dakota	—	1,758,553	—
Tennessee	—	10,720,567	—
Texas	—	80,390,649	—
Utah	—	2,260,129	—
Vermont	—	1,163,624	—
Virginia	—	19,992,374	—
Washington	—	15,484,829	—

PGIM Muni High Income Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
West Virginia	$—	$ 2,507,550	$ —
Wisconsin	—	14,355,060	—
Wyoming	—	518,180	—
Total	$—	$863,136,878	$483,800
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    September 17, 2018

*  Print the name and title of each signing officer under his or her signature.